Basis of preparation of consolidated financial statements and material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of Consolidated Financial Statements And Material Accounting Policy Information
Schedule of subsidiary

Details of the Company’s subsidiaries are as follows:

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		2025	2024

Masterbeef Limited	British Virgin Islands	100	100	Provision of investment holding

Tak Moon Holdings Limited	Hong Kong	100	100	Provision of investment holding

Luk Koon Limited	Hong Kong	100	100	Provision of catering services

Taiwanese Hotpot Limited	Hong Kong	100	100	Provision of catering services

Master Beef Hotpot Limited	Hong Kong	100	100	Provision of catering services

Able Force Limited	Hong Kong	100	100	Provision of catering services

Amazing Hotpot Limited	Hong Kong	100	100	Provision of catering services

All You Can Eat Hotpot Limited	Hong Kong	100	100	Provision of catering services

People Mountain People Sea Hotpot Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Taiwanese Hotpot Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Limited	Hong Kong	100	100	Provision of catering services

Mrs Beef Hotpot Limited *β	Hong Kong	-	100	Provision of catering services

Zone Corporation Limited *	Hong Kong	100	100	Provision of catering services

Sharp Harbour Limited *	Hong Kong	100	100	Provision of catering services

Anping Grill Limited	British Virgin Islands	100	100	Provision of investment holding

Anping Grill (HK) Limited	Hong Kong	100	100	Provision of catering services

Taiwanese Barbecue Limited	Hong Kong	100	100	Provision of catering services

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements

December 31, 2025, 2024 and 2023

1.	General (continued)

Information about subsidiaries (Continued)

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		2025	2024

All You Can Eat Grill Limited	Hong Kong	100	100	Provision of catering services

Cool Sky Limited	Hong Kong	100	100	Provision of catering services

Taiwanese All You Can Eat Limited *	Hong Kong	100	100	Provision of catering services

Wide Fame Limited *	Hong Kong	100	100	Provision of catering services

Chubby Bento Limited #	British Virgin Islands	-	-	Provision of investment holding

Chubby Bento (HK) Limited #	Hong Kong	-	-	Provision of investment holding

All You Can Eat Limited #	Hong Kong	-	-	Provision of catering services

Taiwanese Bento Limited #	Hong Kong	-	-	Provision of catering services

Total Rise Corporation Limited * #	Hong Kong	-	-	Provision of catering services

Able Castle Corporation Limited *#!	Hong Kong	-	-	Provision of catering services

Beauti-Linkage Limited *#!	Hong Kong	-	-	Provision of catering services

Glory Zone Corporation Limited *#!	Hong Kong	-	-	Provision of catering services

Bao Pot Taiwanese Claypot Limited #	British Virgin Islands	-	-	Provision of investment holding

Bao Pot Taiwanese Claypot (HK) Limited #	Hong Kong	-	-	Provision of catering services

Taiwanese Claypot Limited #	Hong Kong	-	-	Provision of catering services

General’s Feast Limited ^	British Virgin Islands	100	100	Provision of investment holding

Generals Feast (HK) Limited !	Hong Kong	100	100	Provision of investment holding

Vast Happiness Limited *ꝺ	Hong Kong	100	-	Provision of catering services

Tak Moon Food Supplies (BVI) Limited	British Virgin Islands	100	100	Provision of investment holding

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

1.	General (continued)

Information about subsidiaries (Continued)

Name	Place of incorporation/ operation	Percentage of issued capital held		Principal activities
		2025	2024
Tak Moon Food Supplies Limited	Hong Kong	100	100	Provision of food supply

Tak Mei Food Supplies Limited	Taiwan	100	100	Provision of food supply

Taiwanese Sweeties Limited	British Virgin Islands	100	100	Provision of investment holding

Taiwanese Sweeties (HK) Limited	Hong Kong	100	100	Provision of catering services

Big Assets Limited *ꝺ	Hong Kong	100	-	Provision of catering services

House of Talent (BVI) Limited	British Virgin Islands	100	100	Provision of investment holding

House of Talent Limited	Hong Kong	100	100	Provision of catering services

Worvity Limited ꝺ	British Virgin Islands	100	-	Provision of investment holding

Worvity (HK) Limited *ꝺ	Hong Kong	100	-	Provision of catering services

Wider Rise Limited *ꝺ	Hong Kong	100	-	Provision of catering services

*	The entities have/had yet to commence its business.
#	The entities were disposed of on May 14, 2024. For details, please refer to Note 11.
β	The entities were disposed of on June 23, 2025.
^	The entities were incorporated in 2024.
!	The entities were acquired in 2024.
ꝺ	The entities were acquired in 2025.

Schedule of property, plant and equipment of depreciation
Leasehold improvements (included the reinstatement costs)	20% per annum or over the terms of lease
Plant and machinery	20% per annum
Office equipment	20% per annum
Motor vehicle	20% per annum